UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06338
Columbia Balanced Fund, Inc.
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/05

Date of reporting period:	11/30/04

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

COLUMBIA BALANCED FUND

November 30, 2004 (Unaudited)

	Shares	Value ($)*
Common Stocks - 64.1%
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.8%
General Motors Corp.	92,020	3,551,052
	Automobiles Total	3,551,052

Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	177,770	4,846,010
	Hotels, Restaurants & Leisure Total	4,846,010

Leisure Equipment & Products - 0.4%
Hasbro, Inc.	92,850	1,766,936
	Leisure Equipment & Products Total	1,766,936

Media - 6.6%
Comcast Corp., Class A (a)	172,756	5,189,591
DirecTV Group, Inc. (a)	358,070	5,725,539
Liberty Media Corp., Class A (a)	529,830	5,473,144
Liberty Media International, Inc., Class A (a)	37,935	1,633,481
News Corp., Class A	159,680	2,824,739
Time Warner, Inc. (a)	344,460	6,100,387
Viacom, Inc., Class B	87,770	3,045,619
	Media Total	29,992,500

Multiline Retail - 1.5%
Kohl’s Corp. (a)	67,900	3,134,264
Sears, Roebuck and Co.	68,540	3,566,136
	Multiline Retail Total	6,700,400

Specialty Retail - 1.0%
RadioShack Corp.	139,280	4,397,070
	Specialty Retail Total	4,397,070
	CONSUMER DISCRETIONARY TOTAL	51,253,968

CONSUMER STAPLES - 4.2%
Beverages - 0.5%
Coca-Cola Femsa, SA de CV, ADR	107,350	2,342,377
	Beverages Total	2,342,377

Food & Staples Retailing - 1.2%
Sysco Corp.	23,800	827,050
Wal-Mart Stores, Inc.	88,150	4,589,089
	Food & Staples Retailing Total	5,416,139

Food Products - 0.9%
Sara Lee Corp.	169,480	3,979,390
	Food Products Total	3,979,390

Household Products - 0.6%
Colgate-Palmolive Co.	59,830	2,751,582
	Household Products Total	2,751,582

Tobacco - 1.0%
Altria Group, Inc.	77,425	4,451,163
	Tobacco Total	4,451,163
	CONSUMER STAPLES TOTAL	18,940,651

ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Transocean, Inc. (a)	56,030	2,256,328
	Energy Equipment & Services Total	2,256,328

Oil & Gas - 2.5%
Anadarko Petroleum Corp.	36,910	2,568,936
BP PLC., ADR	27,840	1,707,984
Devon Energy Corp.	84,480	3,499,162
Kerr-McGee Corp.	57,940	3,605,606
	Oil & Gas Total	11,381,688
	ENERGY Total	13,638,016

FINANCIALS - 10.7%
Capital Markets - 1.2%
A.G. Edwards, Inc.	41,280	1,614,048
E*Trade Financial Corp. (a)	121,480	1,683,713
Morgan Stanley	44,335	2,250,001
	Capital Markets Total	5,547,762

Commercial Banks - 0.7%
Fifth Third Bancorp	57,570	2,899,225
	Commercial Banks Total	2,899,225

Consumer Finance - 0.7%
American Express Co.	58,055	3,234,244
	Consumer Finance Total	3,234,244

Diversified Financial Services - 2.1%
Citigroup, Inc.	104,393	4,671,587
JPMorgan Chase & Co.	123,030	4,632,080
	Diversified Financial Services Total	9,303,667

Insurance - 3.7%
Ace Ltd.	126,160	5,099,387
Allstate Corp.	36,740	1,855,370
Berkshire Hathaway, Inc., Class B (a)	935	2,599,300
Chubb Corp.	23,775	1,811,893
UnumProvident Corp.	354,680	5,522,368
	Insurance Total	16,888,318

Thrifts & Mortgage Finance - 2.3%
Fannie Mae	38,845	2,668,652
MGIC Investment Corp.	114,060	7,756,080
	Thrifts & Mortgage Finance Total	10,424,732
	FINANCIALS TOTAL	48,297,948

HEALTH CARE - 9.4%
Biotechnology - 1.6%
Amgen, Inc. (a)	85,463	5,131,198
MedImmune, Inc. (a)	74,700	1,987,020
	Biotechnology Total	7,118,218

Health Care Providers & Services - 3.5%
Cardinal Health, Inc.	116,850	6,108,918
Conventry Health Care, Inc. (a)	40,840	2,026,889
McKesson Corp.	78,110	2,308,151
WebMD Corp. (a)	708,900	5,139,525
	Health Care Providers & Services Total	15,583,483

Pharmaceuticals - 4.3%
Barr Pharmaceticals, Inc. (a)	132,210	5,162,801
Biovail Corp. (a)	193,880	2,917,894
Endo Pharmaceuticals Holdings, Inc. (a)	137,710	2,820,301
Johnson & Johnson	48,905	2,949,949
Pfizer, Inc.	206,040	5,721,731
	Pharmaceuticals Total	19,572,676
	HEALTH CARE TOTAL	42,274,377

INDUSTRIALS - 3.8%
Airlines - 1.0%
Southwest Airlines Co.	284,510	4,475,342
	Airlines Total	4,475,342

Commercial Services & Supplies - 1.4%
ARAMARK Corp.	62,770	1,642,063
ServiceMaster Co.	123,530	1,626,890
Waste Management, Inc.	103,135	3,074,454
	Commercial Services & Supplies Total	6,343,407

Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	65,900	3,029,423
	Construction & Engineering Total	3,029,423

Electrical Equipment - 0.2%
Molex, Inc., Class A	41,500	1,008,035
	Electrical Equipment Total	1,008,035

Road & Rail - 0.6%
Union Pacific Corp.	40,410	2,563,611
	Road & Rail Total	2,563,611
	INDUSTRIALS TOTAL	17,419,818

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	73,560	1,376,308
Lucent Technologies, Inc. (a)	361,840	1,422,031
Nortel Networks Corp. (a)	1,318,780	4,576,166
	Communications Equipment Total	7,374,505

Computers & Peripherals - 3.5%
Hewlett-Packard Co.	229,280	4,585,600
International Business Machines Corp.	61,210	5,768,430
SanDisk Corp. (a)	242,190	5,468,650
	Computers & Peripherals Total	15,822,680

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	98,090	3,624,426
Broadcom Corp., Class A (a)	52,270	1,699,820
Intel Corp.	136,560	3,052,116
Linear Technology Corp.	122,000	4,655,520
Maxim Integrated Products, Inc.	33,420	1,368,883
	Semiconductors & Semiconductor Equipment Total	14,400,765

Software - 4.1%
Fair Isaac Corp.	45,030	1,494,096
Microsoft Corp.	392,355	10,519,037
Oracle Corp. (a)	281,755	3,567,018
Synopsys, Inc. (a)	154,200	2,718,546
	Software Total	18,298,697
	INFORMATION TECHNOLOGY TOTAL	55,896,647

MATERIALS - 4.7%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	128,710	5,833,137
	Chemicals Total	5,833,137

Containers & Packaging - 2.0%
Sealed Air Corp. (a)	82,380	4,235,156
Smurfit-Stone Container Corp. (a)	266,790	4,791,549
	Containers & Packaging Total	9,026,705

Metals & Mining - 1.4%
Alcoa, Inc.	64,900	2,205,302
International Steel Group, Inc. (a)	104,980	4,233,843
	Metals & Mining Total	6,439,145
	MATERIALS TOTAL	21,298,987

TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.8%
Brasil Telecom Participacoes S.A., ADR (a)	111,270	4,149,258
CenturyTel, Inc.	53,930	1,775,376
Qwest Communications International, Inc. (a)	1,130,790	4,523,160
Telefonos de Mexico SA, ADR	127,840	4,475,678
Verizon Communications, Inc.	55,420	2,284,966
	Diversified Telecommunication Services Total	17,208,438

Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. (a)	104,730	2,980,616
	Wireless Telecommunication Services Total	2,980,616
	TELECOMMUNICATION SERVICES TOTAL	20,189,054

TOTAL COMMON STOCKS (Cost of $261,669,889)		289,209,466

	Par ($)
Corporate Notes & Bonds - 14.4%
Industrials - 8.4%
Airgas, Inc.,
9.125% 10/01/11	75,000	84,000
Alcan, Inc.,
7.250% 03/15/31	675,000	792,166
Allied Waste North America, Inc.:
6.375% 04/15/11	25,000	23,750
7.375% 04/15/14	125,000	117,500
Allstate Life Global Funding II,
2.625% 10/22/06 (b)	1,000,000	987,170
AmerisourceBergen Corp.,
8.125% 09/01/08	100,000	110,250
Anthem, Inc.,
6.800% 08/01/12	925,000	1,031,995
Arch Western Finance,
7.500% 07/01/13 (c)	155,000	163,525
AT&T Wireless Services, Inc.,
8.750% 03/01/31	750,000	979,965
Autonation, Inc.,
9.000% 08/01/08	100,000	114,500
Ball Corp.,
7.750% 08/01/06	175,000	186,375
Boeing Co.,
6.125% 02/15/33	850,000	883,626
Boise Cascade LLC,
7.125% 10/15/14 (b)	95,000	99,750
Canadian National Railway Co.,
7.195% 01/02/16	891,544	1,035,849
Chesapeake Energy Corp.:
7.500% 09/15/13	145,000	160,225
9.000% 08/15/12	20,000	22,900

Cinemark USA, Inc.,
9.000% 02/01/13	95,000	109,250
Comcast Corp.,
7.050% 03/15/33	375,000	415,789
Constellation Brands, Inc.,
8.000% 02/15/08	175,000	191,625
Corrections Corp. of America,
7.500% 05/01/11	125,000	133,125
Cott Beverages, Inc.,
8.000% 12/15/11	175,000	190,313
Couche-Tard,
7.500% 12/15/13	125,000	135,625
Countrywide Home Loan, Inc.,
2.875% 02/15/07	600,000	589,446
Cox Enterprises, Inc.,
8.000% 02/15/07 (b)	850,000	918,544
DaimlerChrysler NA Holding Corp.,
8.500% 01/18/31	475,000	571,221
Deutsche Telekom International Finance BV,
8.500% 06/15/10	525,000	622,083
Dex Media East LLC,
12.125% 11/15/12	20,000	24,500
Dex Media West LLC,
5.875% 11/15/11 (b)	30,000	29,700
Diageo Capital PLC,
3.375% 03/20/08	1,100,000	1,085,645
DirecTV Holdings,
8.375% 03/15/13	170,000	191,675
Dominos, Inc.,
8.250% 07/01/11	30,000	32,850
EchoStar DBS Corp.:
5.750% 10/01/08	90,000	91,350
6.625% 10/01/14 (b)	85,000	86,275
Emmis Operating Co.,
6.875% 05/15/12	35,000	36,750
EquiStar Chemicals LP:
10.125% 09/01/08	25,000	28,688
10.625% 05/01/11	25,000	28,937
Ethyl Corp.,
8.875% 05/01/10	50,000	55,250
Exelon Generation Co. LLC,
6.950% 06/15/11	625,000	700,887
Extendicare Health Services:
6.875% 05/01/14	30,000	30,450
9.500% 07/01/10	10,000	11,225
Finlay Fine Jewelry Corp.
8.375% 06/01/12	35,000	38,150
Fisher Scientific International,
6.750% 08/15/14 (b)	55,000	59,125
Freescale Semiconductor,
6.875% 07/15/11	135,000	145,125
General Electric Co.,
5.000% 02/01/13	2,000,000	2,030,000
Genworth Financial, Inc.,
4.750% 06/15/09	650,000	661,960
Grant Prideco, Inc.:
9.000% 12/15/09	145,000	161,675
9.625% 12/01/07	15,000	16,950
Group 1 Automotive, Inc.,
8.250% 08/15/13	50,000	53,125
Hasbro, Inc.,
6.150% 07/15/08	125,000	133,125

HCA, Inc.,
6.950% 05/01/12	125,000	130,381
International Business Machines Corp.,
5.875% 11/29/32	1,000,000	1,029,080
Iron Mountain, Inc.,
7.750% 01/15/15	150,000	152,625
Jefferson Smurfit Corp.,
8.250% 10/01/12	55,000	60,225
John Deere Capital Corp.,
3.900% 01/15/08	550,000	552,491
K2, Inc.,
7.375% 07/01/14 (b)	60,000	65,850
KB Home,
8.625% 12/15/08	125,000	141,562
Kennametal, Inc.,
7.200% 06/15/12	85,000	92,097
Key Energy Services, Inc.,
6.375% 05/01/13	25,000	25,375
Kroger Co.,
6.200% 06/15/12	650,000	700,778
L-3 Communications Corp.:
6.125% 07/15/13	5,000	5,150
7.625% 06/15/12	175,000	191,188
Lamar Media Corp.,
7.250% 01/01/13	175,000	190,313
LIN Television Corp.,
6.500% 05/15/13	100,000	103,500
Lockheed Martin Corp.,
8.500% 12/01/29	700,000	912,261
Lowe’s Companies, Inc.,
6.500% 03/15/29	700,000	774,403
MacDermid, Inc.,
9.125% 07/15/11	50,000	55,750
Marathon Oil Corp.,
6.800% 03/15/32	600,000	656,562
MGM Mirage, Inc.,
9.750% 06/01/07	210,000	233,625
Newell Rubbermaid, Inc.,
4.000% 05/01/10	950,000	912,542
Newfield Exploration Co.,
6.625% 09/01/14 (b)	130,000	138,450
Nextel Communications, Inc.:
6.875% 10/31/13	10,000	10,800
7.375% 08/01/15	175,000	192,500
Northwestern Corp.,
5.875% 11/01/14 (b)	5,000	5,156
Occidental Petroleum Corp.,
4.250% 03/15/10	775,000	769,668
Offshore Logistics, Inc.,
6.125% 06/15/13	105,000	108,150
Omnicare, Inc.,
8.125% 03/15/11	175,000	187,250
Owens-Illinois, Inc.,
7.350% 05/15/08	75,000	78,187
7.500% 05/15/10	15,000	15,806
Park Place Entertainment Corp.,
9.375% 02/15/07	200,000	221,500
Peabody Energy Corp.,
6.875% 03/15/13	170,000	184,025
PepsiAmericas, Inc.,
3.875% 09/12/07	1,000,000	1,002,780
Plains E&P Co.,
7.125% 06/15/14	90,000	99,900

Pogo Producing Co.,
8.250% 04/15/11	20,000	21,900
Pride International, Inc.,
7.375% 07/15/14 (b)	110,000	122,100
Province Healthcare Co.,
7.500% 06/01/13	125,000	142,500
R.H. Donnelley Financial Corp.,
10.875% 12/15/12 (b)	115,000	136,850
Rogers Cable, Inc.:
6.250% 06/15/13	45,000	44,888
7.875% 05/01/12	135,000	148,163
Rogers Wireless Inc.:
7.500% 03/15/15 (b)	15,000	15,638
8.000% 12/15/12 (b)	65,000	67,762
Royal Caribbean Cruises Ltd.:
6.750% 03/15/08	45,000	48,037
6.875% 12/01/13	50,000	54,188
8.000% 05/15/10	15,000	16,875
8.750% 02/02/11	55,000	64,625
Russel Metals, Inc.,
6.375% 03/01/14	65,000	65,975
Safeway, Inc.,
4.950% 08/16/10	650,000	653,549
Scotts Co.,
6.625% 11/15/13	70,000	74,375
Select Medical Corp.,
9.500% 06/15/09	150,000	162,750
Sempra Energy,
4.750% 05/15/09	375,000	378,604
Silgan Holdings, Inc.,
6.750% 11/15/13	140,000	145,250
Sinclair Broadcasting Group, Inc.,
8.000% 03/15/12	170,000	178,075
Smurfit-Stone Container Corp.,
8.375% 07/01/12	25,000	27,375
Speedway Motorsports, Inc.,
6.750% 06/01/13	96,000	102,120
Starwood Hotels & Resorts Worldwide, Inc.,
7.375% 05/01/07	150,000	160,125
Station Casinos, Inc.,
6.875% 03/01/16	165,000	173,250
Stone Container,
7.375% 07/15/14	35,000	37,538
Suburban Propane Partners,
6.875% 12/15/13	45,000	46,575
Sun International Hotels,
8.875% 08/15/11	75,000	82,500
Synagro Technologies, Inc.,
9.500% 04/01/09	50,000	54,000
TCI Communications, Inc.,
7.250% 08/01/05	335,000	344,420
Teekay Shipping Corp.,
8.875% 07/15/11	200,000	232,000
Time Warner, Inc.,
6.625% 05/15/29	775,000	811,487
Toll Corp.,
8.250% 12/01/11	175,000	193,375
TransDigm, Inc.,
8.375% 07/15/11	125,000	134,688
Triad Hospitals, Inc.,
7.000% 05/15/12	100,000	105,750
Union Pacific Corp.,
3.875% 02/15/09	1,000,000	984,590

United Rentals NA, Inc.,
7.750% 11/15/13	105,000	101,325
United Technologies Corp.,
6.500% 06/01/09	750,000	821,640
Universal Compression, Inc.,
7.250% 05/15/10	95,000	101,650
Verizon Global Funding Corp.,
7.750% 12/01/30	1,100,000	1,317,701
Vintage Petroleum, Inc.,
7.875% 05/15/11	100,000	107,500
Vodafone Group,
7.750% 02/15/10	750,000	866,850
Wal-Mart Stores, Inc.,
4.125% 02/15/11	1,000,000	989,840
Warner Music Group,
7.375% 04/15/14 (b)	60,000	61,350
Waste Management, Inc.,
7.375% 08/01/10	700,000	794,752
Westinghouse Air Brake Technology,
6.875% 07/31/13	155,000	162,750
Williams Companies, Inc.:
7.125% 09/01/11	15,000	16,500
8.125% 03/15/12	85,000	99,025
Wynn Las Vegas LLC,
6.625% 12/01/14 (b)(d)	70,000	68,950
	Industrials Total	37,945,644
Financials - 4.2%
American General Finance Corp.,
5.375% 09/01/09	475,000	494,632
Capital One Bank,
4.875% 05/15/08	525,000	537,978
CIT Group, Inc.,
4.125% 02/21/06	575,000	581,538
Citigroup, Inc.,
5.000% 09/15/14 (b)	1,850,000	1,853,422
Deluxe Corp.,
3.500% 10/01/07 (b)	575,000	567,157
Ford Motor Credit Co.,
7.375% 10/28/09	1,080,000	1,155,945
General Motors Acceptance Corp.,
7.750% 01/19/10	1,175,000	1,254,442
Goldman Sachs Group, Inc.,
6.345% 02/15/34	745,000	756,726
Health Care Property Investors, Inc.,
6.450% 06/25/12	850,000	915,969
Household Finance Corp.,
6.400% 06/17/08	1,250,000	1,351,112
iStar Financial, Inc.:
5.125% 04/01/11	25,000	25,055
6.000% 12/15/10	75,000	78,712
7.000% 03/15/08	25,000	26,887
8.750% 08/15/08	39,000	44,376
JPMorgan Chase & Co.,
5.750% 01/02/13	1,000,000	1,052,370
Lehman Brothers Holdings, Inc.,
4.000% 01/22/08	800,000	805,632
Merrill Lynch & Co. Inc.,
4.125% 01/15/09	1,000,000	1,000,960
Morgan Stanley,
4.750% 04/01/14	1,000,000	967,370
Nalco Co.
7.750% 11/15/11	25,000	27,000

SLM Corp.,
5.125% 08/27/12	990,000	996,207
US Bank NA,
6.375% 08/01/11	1,500,000	1,649,805
Wachovia Corp.,
4.875% 02/15/14	300,000	297,132
Washington Mutual, Inc.,
5.625% 01/15/07	1,275,000	1,329,047
Wells Fargo & Co.,
5.900% 05/21/06	1,090,000	1,133,676
	Financials Total	18,903,150
Utilities - 1.0%
AES Corp.,
7.750% 03/01/14	70,000	75,950
Centerpoint Energy Houston,
5.750% 01/15/14	750,000	784,313
Devon Energy,
7.950% 04/15/32	700,000	872,697
Dominion Resources, Inc.,
2.800% 02/15/05	1,250,000	1,250,850
Hornbeck Offshore Services, Inc.,
6.125% 12/01/14 (b)	50,000	50,000
Kinder Morgan Energy Partners LP,
6.750% 03/15/11	765,000	846,557
Markwest Energy Partners,
6.875% 11/01/14 (b)	45,000	45,788
Nevada Power Co.,
5.875% 01/15/15 (b)	5,000	5,022
Sprint Capital Corp.,
6.875% 11/15/28	450,000	479,061
	Utilities Total	4,410,238
International - 0.8%
Ontario Province,
3.500% 09/17/07	1,000,000	995,660
Quebec Province,
6.500% 01/17/06	1,100,000	1,143,571
Republic of Italy,
2.500% 03/31/06	1,300,000	1,292,395
United Mexican States,
7.500% 04/08/33	250,000	260,500
	International Total	3,692,126

TOTAL CORPORATE NOTES & BONDS (Cost of $62,950,001)		64,951,158

	Par ($)
U.S. Government & Agency Securities - 15.1%
U.S. Treasury Notes & Bonds - 1.9%
U.S. Treasury Bonds:
6.250% 08/15/23	1,870,000	2,145,679
7.250% 05/15/16	860,000	1,063,947
U.S. Treasury Inflation Index Note,
3.625% 01/15/08	3,314,549	3,629,941
U.S. Treasury Notes:
3.500% 11/15/06	1,100,000	1,110,313
4.875% 02/15/12	475,000	497,896
	U.S. Treasury Notes & Bonds Total	8,447,776
Government National Mortgage Association (GNMA) - 0.2%
7.000% 10/15/31 - 05/15/32	718,034	763,859
	Government National Mortgage Association (GNMA) Total	763,859

Federal Home Loan Bank (FHLB) - 0.3%
2.250% 09/13/05	1,480,000	1,474,730
	Federal Home Loan Bank (FHLB) Total	1,474,730

Federal Home Loan Mortgage Corp. (FHLMC) - 6.6%
4.000% 09/15/15 - 11/15/26	3,120,000	3,063,404
4.500% 10/15/18 - 08/15/28	19,630,835	19,511,648
5.000% 05/01/34	1,969,360	1,947,315
5.500% 12/01/18 - 07/01/19	2,364,926	2,440,918
6.000% 03/01/17 - 08/01/17	2,164,022	2,268,710
6.500% 05/01/32 - 08/01/32	363,094	380,894
	Federal Home Loan Mortgage Corp. (FHLMC) Total	29,612,889
Federal National Mortgage Association (FNMA) - 1.3%
5.000% 12/01/17 - 10/01/18	4,738,074	4,808,240
5.864% 07/01/32 (c)	873,527	894,768
	Federal National Mortgage Association (FNMA) Total	5,703,008
Federal Housing Administration (FHA) - 0.3%
FHA Insured Project,
Pool #53-43077,
9.125% 03/25/33	1,540,675	1,540,829
	Federal Housing Administration (FHA) Total	1,540,829
Agency Collateralized Mortgage Obligations - 4.5%
FHLMC Multiclass Mtg. Partn. Ctfs., Gtd.:
Series 2462, Class JE,
6.500% 11/15/30	985,283	1,004,912
Series 2687, Class MQ,
4.500% 10/15/18	1,840,000	1,855,220
Series 2695, Class AT,
4.000% 10/15/26	5,300,000	5,296,668
Series 2695, Class DB,
4.000% 09/15/15	3,100,000	3,078,044
Series 2695, Class DG,
4.000% 10/15/18	3,600,000	3,300,525
Series 2695, Class BO,
4.500% 08/15/28	720,000	709,980
Series 2700, Class PD,
4.500% 02/15/27	630,000	628,809
Series 2702, Class AB,
4.500% 07/15/27	1,312,012	1,309,531
FNMA Gtd. Remic Pass Thru Ctfs.:
Remic Tr. 2001-56, Class KD,
6.500% 07/25/30	318,824	320,101
Remic Tr. 2002-8, Class PD,
6.500% 07/25/30	1,944,716	1,971,801
Remic Tr. 2002-27, Class OG,
6.500% 12/25/30	438,577	439,234
Remic Tr. 2003-87, Class TG,
4.500% 11/25/14	630,000	630,185
	Agency Collateralized Mortgage Obligations Total	20,545,010

Total U.S. Government & Agency Securities (Cost of $67,953,686)		68,088,101

Other Securitized Loans - 4.3%
Asset-Backed Securities - 1.0%
Cityscape Home Equity Loan Trust:
Series 1997-B, Class A7,
7.410% 05/25/28	812,886	813,317
Series 1997-4, Class A4,
7.940% 10/25/18 (c)	611,069	611,191
First Alliance Mortgage Trust,
Series 1996-1, Class A1,
7.340% 06/20/27	186,580	186,913

IMC Home Equity Loan Trust:
Series 1997-3, Class A6,
7.520% 08/20/28	665,720	666,173
Series 1997-5, Class A9,
7.310% 11/20/28	1,338,774	1,340,769
Salomon Brothers Mortgage Securities VII,
Series 1998-AQ1, Class A5,
7.150% 06/25/28	956,095	949,747
	Asset-Backed Securities Total	4,568,110
Collateralized Mortgage Obligations - 2.3%
Bear Stearns Asset-Backed Securities, Inc.,
Series 2003-AC7, Class A1,
5.000% 01/25/34 (c)	2,216,426	2,229,592
Bear Stearns Mortgage Securities, Inc.,
Series 1996-2, Class A1,
11.580% 01/28/25 (c)	11,861	11,906
Countrywide Alternative Loan Trust,
Series 2004-2CB, Class 1A4,
2.580% 03/25/34 (c)	5,300,929	5,296,468
SACO I, Inc.,
Series 1995-1, Class A,
13.468% 09/25/24 (c)	32,136	31,011
Structured Asset Securities Corp:
Series 2003-14, Class 1A3,
5.500% 05/25/33	1,059,899	1,056,253
Series 2003-21, Class 1A3,
5.500% 07/25/33	1,535,848	1,528,705
	Collateralized Mortgage Obligations Total	10,153,935
Commercial Mortgage-Backed Securities - 1.0%
Nationslink Funding Corp.,
Series 1999-SL, Class A5,
6.888% 05/10/07	4,380,000	4,709,551
	Commercial Mortgage-Backed Securities Total	4,709,551

Total Other Securitized Loans (Cost of $19,158,137)		19,431,596

Short-Term Obligations - 2.9%
U. S. Treasury Bill - 0.5%
1.890% 02/10/05 (e)	2,305,000	2,296,147
Repurchase Agreement - 2.4%

Repurchase agreement with State Street Bank & Trust Co., dated 11/30/04 due 12/01/04 at 1.840%, collateralized by a U.S. Treasury Note maturing 02/15/10, market value $11,181,669 (repurchase proceeds $10,961,560)

	10,961,000	10,961,000

Total Short-Term Obligations (Cost of $13,257,147)		13,257,147

Total Investments - 100.8% (Cost of $424,988,860) (f) (g)		454,937,468

Other Assets & Liabilities, Net - (0.8%)		(3,677,720)

Net Assets - 100.0%		$451,259,748

Notes to Investments Portfolio:

*    Security Valuation

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by a pricing service approved by the Funds’ Board of Directors, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Directors.

(a) Non-income producing security.

(b) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At November 30, 2004, these securities amounted to $5,384,059, which represents 1.2% of net assets.

(c) Variable rate security. The rate reported is the rate in effect at November 30, 2004.

(d) Security purchased on a delayed delivery basis.

(e) The rate shown represents the annualized yield at the date of purchase.

(f) Cost for federal income tax purposes is $425,332,017.

(g) Unrealized appreciation and depreciation at November 30, 2004 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Appreciation Unrealized
$32,418,440	$(2,812,989)	$29,605,451

Acronym	Name
ADR	American Depositary Receipt

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Balanced Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 26, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 26, 2005